UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2006

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 100.8%
Alabama - 2.2%
$3,040,000	AAA	Birmingham, AL, Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	$3,097,760
1,935,000	Aaa(a)	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC-Insured, 5.250% due 1/1/24	2,090,419
7,000,000	AAA	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16	7,306,180
1,000,000	A-	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,103,850
945,000	AAA	Mobile, AL, 10.875% due 11/1/07 (b)	999,489
1,000,000	AAA	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,067,590

		Total Alabama	15,665,288

Alaska - 0.1%
1,000,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,076,410

American Samoa - 0.1%
1,000,000	A	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,026,860

Arizona - 0.6%
		Arizona State Health Facilities Authority:
340,000	A	Catholic Healthcare West, Series A, Call 7/1/07 @ 100, 6.125% due 7/1/09 (d)	344,145
765,000	A	Unrefunded Balance, Catholic Healthcare West, Series A, 6.125% due 7/1/09	796,051
1,000,000	AAA	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (d)	1,091,830
		Maricopa County, AZ, Hospital Revenue:
75,000	AAA	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	80,414
		St. Lukes Medical Center:
860,000	AAA	8.750% due 2/1/10 (b)	926,444
190,000	AAA	10.250% due 2/1/11 (b)	215,112
320,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (b)	325,181
346,000	AAA	Pima County, AZ, Hospital Revenue, Tucson Medical Center, 10.375% due 4/1/07 (b)	351,494

		Total Arizona	4,130,671

Arkansas - 0.9%
410,000	AAA	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (b)	443,128
		Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	BBB	7.000% due 2/1/15 (d)	1,641,660
2,500,000	BBB	7.250% due 2/1/20 (d)	2,754,100
475,000	AAA	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	516,990
1,000,000	BB	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,083,930

		Total Arkansas	6,439,808

California - 5.8%
3,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,118,410
		California State:
5,000,000	AAA	Department Water Resources Power Supply Revenue, Series A, Call 5/1/12 @ 101, 5.375% due 5/1/18 (d)	5,482,950
5,000,000	AA+	Economic Recovery, Series A, 5.000% due 7/1/16	5,273,050

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
California - 5.8% (continued)
$4,245,000	A	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16	$4,391,707
330,000	NR	Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625% due 7/1/13 (b)	393,429
17,010,000	AAA	Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Police Headquarters Facilities, Series A, FGIC-Insured, 5.000% due 1/1/26 (e)	18,211,416
3,730,000	AAA	Los Angeles, CA, USD, GO, Unrefuned Balance, Series A, MBIA-Insured, Call 7/1/13 @ 100, 5.375% due 7/1/17 (d)	4,117,025
60,000	Aaa(a)	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (b)	63,405
190,000	AAA	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	223,921
755,000	AAA	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	860,964

		Total California	42,136,277

Colorado - 3.0%
1,025,000	BBB-	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (d)	1,168,121
8,925,000	A+	Colorado Health Facilities Authority Revenue, Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (f)	9,401,238
670,000	NR	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	723,580
245,000	AA	Colorado HFA, Single-Family Mortgage Program, Senior Bonds, Series D-2, 6.900% due 4/1/29 (c)	250,747
		Denver, CO, City & County:
3,000,000	AAA	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,141,570
1,480,000	AAA	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,599,939
2,200,000	AAA	Longmont, CO, Sales & Use Tax Revenue, Call 11/15/10 @ 100, 5.750% due 11/15/19 (d)	2,367,442
2,500,000	AAA	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,727,550

		Total Colorado	21,380,187

Connecticut - 3.7%
5,000,000	AA	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (d)	5,454,150
		Connecticut State GO:
2,500,000	AAA	AMBAC-Insured, Series B, 5.250% due 6/1/18	2,830,475
5,000,000	AA	Series C, 5.000% due 12/15/11	5,300,600
2,000,000	A	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	2,167,380
		Connecticut State Special Tax Obligation Revenue:
4,000,000	AAA	Series B, FSA-Insured, 5.375% due 10/1/13*	4,295,920
4,000,000	AAA	Series B, FSA-Insured, 5.375% due 10/1/15*	4,304,920
2,000,000	AAA	Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/12 @ 100, 5.375% due 7/1/16 (d)	2,166,140

		Total Connecticut	26,519,585

Delaware - 0.3%
		Delaware State:
1,596,000	AAA	GO, Series A, 5.000% due 7/1/13	1,668,698
404,000	AAA	Series A, Call 7/1/10 @ 100, 5.000% due 7/1/13 (d)	422,131

		Total Delaware	2,090,829

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Florida - 4.2%
$330,000	NR	Bonita Springs, FL, Vasari Community Development District Revenue, Capital Improvement, Series B, 6.200% due 5/1/09	$331,422
3,000,000	NR	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, Call 8/15/10 @ 103, 7.750% due 8/15/20 (d)	3,417,900
15,000	NR	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	15,018
		Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	AAA	5.250% due 11/1/13	1,925,646
3,175,000	AAA	5.250% due 11/1/16	3,415,602
1,500,000	AAA	Florida State Board of Education GO, Series A, Call 6/1/10 @ 101, 5.500% due 6/1/16 (d)	1,602,885
815,000	NR	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Meyers Project, Series B, 5.500% due 5/1/10	823,077
460,000	NR	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	465,092
		Hillsborough County, FL:
2,065,000	AA	EFA Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	2,151,895
3,500,000	AAA	School District Sales Tax Revenue, AMBAC-Insured, Call 10/1/11 @ 100, 5.375% due 10/1/15 (d)	3,763,655
		Jacksonville Beach, FL, Utility Revenue:
2,130,000	AAA	7.900% due 10/1/14 (b)	2,474,847
2,145,000	Aaa(a)	5.000% due 4/1/18	2,246,073
835,000	NR	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	835,501
60,000	NR	Mediterra North Community Development District, Florida Capital Improvement Revenue, Series B, 6.000% due 5/1/08	60,248
2,000,000	A+	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Call 11/15/12 @ 100, 6.250% due 11/15/24 (d)	2,267,660
1,470,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 5.250% due 10/1/13	1,567,520
285,000	NR	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	294,511
320,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	322,694
680,000	NR	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	681,176
1,720,000	NR	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10	1,738,438
140,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (b)	155,750
135,000	NR	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	136,963

		Total Florida	30,693,573

Georgia - 0.6%
1,980,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	967,389
		Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	AAA	MBIA-Insured, 5.250% due 11/1/19	2,444,801
85,000	AAA	Unrefunded Balance, MBIA-Insured, Call 11/1/07 @ 100, 5.250% due 11/1/19 (d)	86,160

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Georgia - 0.6% (continued)
$1,020,000	NR	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	$1,056,516

		Total Georgia	4,554,866

Hawaii - 0.6%
		Hawaii State, Series CW, FGIC-Insured:
2,895,000	AAA	5.375% due 8/1/15	3,101,066
1,105,000	AAA	Call 8/1/11 @ 100, 5.375% due 8/1/15 (d)	1,183,168

		Total Hawaii	4,284,234

Idaho - 0.2%
1,500,000	BB	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07	1,519,515

Illinois - 5.6%
120,000	AA	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	128,755
		Chicago, IL:
120,000	AAA	GO, 5.375% due 1/1/16	129,968
2,000,000	Aaa(a)	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (d)	2,206,640
1,500,000	AAA	O’Hare International Airport, Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,611,720
3,880,000	AAA	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (d)	4,202,312
1,500,000	AAA	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (d)	1,626,765
		Cicero, IL:
2,415,000	AAA	MBIA-Insured, 5.625% due 12/1/16	2,694,029
1,250,000	AAA	Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/20	1,355,975
3,000,000	Aaa(a)	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, Call 12/1/10 @ 100, 5.500% due 12/1/15 (d)	3,198,090
4,300,000	AAA	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (b)	4,953,471
2,000,000	Aaa(a)	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,183,240
		Illinois Health Facilities Authority Revenue:
415,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	457,326
5,000,000	A	Order of St. Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/19 (d)	5,379,700
1,140,000	A	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.250% due 10/1/17 (d)	1,237,652
5,000,000	AAA	Illinois State, GO, First Series, 5.375% due 7/1/19	5,394,700
2,440,000	AAA	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15	2,624,562
930,000	AAA	Northern, IL, University Revenue, Call 10/1/09 @ 100, 10.400% due 4/1/13 (d)	1,052,797

		Total Illinois	40,437,702

Indiana - 2.8%
1,720,000	AAA	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (d)	1,885,430
2,500,000	AAA	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, Call 1/10/08 @ 101, 5.250% due 1/10/20 (d)	2,565,675
515,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)	555,566
3,920,000	AAA	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	5,009,682
3,000,000	AAA	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, Call 7/1/12 @ 100, 5.500% due 7/1/19 (d)	3,275,490

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Indiana - 2.8% (continued)
$1,000,000	AAA	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	$1,145,710
		Madison County, IN, Hospital Authority Facilities Revenue:
440,000	AAA	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	475,429
225,000	AAA	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	245,565
1,075,000	AAA	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, Call 7/15/11 @ 100, 5.500% due 7/15/18 (d)	1,158,269
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,145,260
1,400,000	AAA	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,542,464

		Total Indiana	20,004,540

Iowa - 1.1%
3,000,000	A1(a)	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,221,970
3,375,000	AAA	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	3,946,286
1,085,000	AAA	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,137,341

		Total Iowa	8,305,597

Kansas - 0.6%
4,000,000	BBB	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 9/1/15 (f)(h)	4,018,280

Kentucky - 0.7%
5,000,000	AAA	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (d)	5,376,650

Louisiana - 0.4%
350,000	Aaa(a)	Jefferson Parish, LA, Home Mortgage Authority, Single-Family Mortgage Revenue, Series G, GNMA/FNMA-Collateralized, 6.300% due 6/1/32 (c)	360,321
515,000	NR	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (b)	539,859
1,480,000	AAA	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,610,151
340,000	AAA	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	378,053

		Total Louisiana	2,888,384

Maryland - 0.6%
3,000,000	AA+	Anne Arundel County, MD, GO, Call 3/1/12 @ 100, 5.375% due 3/1/14 (d)	3,242,640
1,000,000	A	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, 6.000% due 7/1/22	1,094,640

		Total Maryland	4,337,280

Massachusetts - 3.9%
1,030,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)(i)	1,102,615
1,140,000	Aaa(a)	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (d)	1,225,226
		Massachusetts State:
8,000,000	AAA	GO, Series D, MBIA-Insured, 5.50% due 11/1/15*	8,637,840
1,000,000	AAA	RITES, Series PA 964-R, MBIA-Insured, 6.213% due 11/1/09 (g)**	1,159,460
585,000	BBB-	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	605,481
		Massachusetts State HEFA Revenue:
		Caritas Christi Obligation, Series B:
2,000,000	BBB	6.500% due 7/1/12	2,166,320
3,000,000	BBB	6.750% due 7/1/16	3,368,910

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Massachusetts - 3.9% (continued)
$1,000,000	AAA	Harvard University, Series Z, 5.000% due 1/15/16	$1,037,220
1,300,000	AAA	University of Massachusetts, Series C, Call 10/1/12 @ 100, 5.500% due 10/1/18 (d)	1,407,380
1,205,000	AAA	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,291,893
1,395,000	AAA	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	1,843,688
2,000,000	Aa3(a)	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,140,900
2,000,000	AAA	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,184,580

		Total Massachusetts	28,171,513

Michigan - 1.3%
1,165,000	NR	Allen Academy COP, 7.000% due 6/1/15	1,178,153
1,000,000	AAA	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (d)	1,087,730
1,775,000	AA	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (d)	1,930,721
2,000,000	A-	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/08 (f)(h)	2,016,480
1,000,000	AA	Mount Clemens, MI, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (d)	1,080,650
2,000,000	AAA	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (d)	2,114,760

		Total Michigan	9,408,494

Minnesota - 0.3%
1,000,000	A-	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,106,310
1,000,000	A	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,030,430

		Total Minnesota	2,136,740

Missouri - 2.1%
1,000,000	A-(j)	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11	1,050,650
1,500,000	Aaa(a)	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,570,365
910,000	AA	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	958,239
10,000	BBB-	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (b)	10,452
1,000,000	AAA	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.625% due 7/1/16 (d)	1,082,000
9,895,000	AAA	Springfield, MO, Public Utility Revenue, FGIC-Insured, 4.750% due 8/1/24 (e)	10,391,828

		Total Missouri	15,063,534

Montana - 0.0%
50,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (b)	53,946

Nebraska - 0.0%
10,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	11,060

Nevada - 0.5%
1,185,000	BBB	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,291,970

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Nevada - 0.5% (continued)
$2,500,000	AAA	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (d)	$2,664,025

		Total Nevada	3,955,995

New Hampshire - 0.8%
		New Hampshire HEFA:
3,270,000	A	Covenant Healthcare System, 6.500% due 7/1/17	3,658,705
		University Systems of New Hampshire, AMBAC-Insured:
305,000	AAA	5.375% due 7/1/16	328,024
595,000	AAA	Call 7/1/11 @ 101, 5.375% due 7/1/16 (d)	642,737
1,000,000	AA	New Hampshire State, GO, Capital Improvement, Series A, 5.125% due 10/1/17	1,034,350

		Total New Hampshire	5,663,816

New Jersey - 3.8%
		New Jersey Health Care Facilities Financing Authority Revenue:
240,000	AAA	Hackensack Hospital, 8.750% due 7/1/09 (b)	256,466
3,000,000	BBB-	Trinitas Hospital Obligation Group, 7.375% due 7/1/15	3,328,170
3,500,000	AAA	New Jersey State EDA Lease Revenue, Office Building Projects, Series A, 5.000% due 6/15/18	3,782,590
		New Jersey State Transportation Trust Fund Authority:
		Transportation System - Series B
5,000,000	AAA	Series PA 958R, MBIA-Insured, 6.000% due 12/15/19*	5,532,100
2,000,000	AAA	Series PA 958R-B, MBIA-Insured, 6.000% due 12/15/18*	2,212,840
		Transportation Systems, Series B, MBIA-Insured:
5,350,000	AAA	5.250% due 12/15/14	5,885,428
1,890,000	AAA	Call 12/15/11 @ 100, 6.000% due 12/15/19 (d)(e)	2,091,134
		New Jersey State Turnpike Authority Revenue:
330,000	AAA	6.750% due 1/1/09 (b)	329,584
255,000	AAA	6.000% due 1/1/14 (b)	268,291
3,095,000	Aaa(a)	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,284,662
160,000	AAA	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	189,803

		Total New Jersey	27,161,068

New Mexico - 0.5%
		Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured:
1,925,000	AAA	5.250% due 10/1/17	2,151,168
1,100,000	AAA	5.250% due 10/1/21	1,250,634
30,000	AAA	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (b)	30,598

		Total New Mexico	3,432,400

New York - 4.8%
1,000,000	Ba2(a)	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,060,560
2,500,000	AA-	New York City, NY, GO, Series A, 6.250% due 8/1/08	2,540,775
1,000,000	AAA	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,085,060
730,000	NR	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	750,863
		New York State Dormitory Authority Revenue:
1,000,000	AAA	Columbia University, Series B, Call 7/1/12 @ 100, 5.250% due 7/1/17 (d)	1,082,070
1,780,000	AA	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	1,909,905
5,000,000	AAA	Mental Health Services Facilities, 5.000% due 2/15/18	5,372,000
2,500,000	AAA	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,740,175

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
New York - 4.8% (continued)
		State University Educational Facilities:
$1,715,000	AAA	MBIA-Insured, Call 5/15/10 @ 101, 6.000% due 5/15/15 (d)	$1,861,135
2,000,000	AAA	Third Generation, Series A, FGIC-Insured, 5.500% due 5/15/17	2,283,400
2,000,000	AAA	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, Series B, AMBAC-Insured, 5.000% due 4/1/21	2,149,260
		Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
6,000,000	AA-	5.500% due 6/1/14	6,249,240
5,000,000	AA-	5.500% due 6/1/16	5,275,700

		Total New York	34,360,143

North Carolina - 3.2%
650,000	NR	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (d)	730,665
3,000,000	AAA	Guilford County, NC, GO, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (d)	3,221,970
550,000	A	North Carolina Eastern Municipal Power Agency, Power Systems Revenue,, Series B, ACA/CBI-Insured, 5.650% due 1/1/16	581,180
		North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
3,140,000	AAA	10.500% due 1/1/10 (b)(i)	3,455,664
		Series B:
3,000,000	A	ACA-CBI-Insured, 6.375% due 1/1/13	3,247,740
5,000,000	AAA	MBIA-Insured, 5.250% due 1/1/18	5,379,700
		North Carolina State:
3,000,000	AAA	Public Improvement, Series A, Call 9/1/10 @ 102, 5.100% due 9/1/16 (d)	3,203,340
3,000,000	AAA	Series A, Call 3/1/09 @ 102, 5.250% due 3/1/18 (d)	3,156,660

		Total North Carolina	22,976,919

Ohio - 5.6%
5,450,000	AAA	Butler County, OH, Transportation Improvement District, Series A, Call 4/1/08 @ 102, 5.125% due 4/1/17 (d)	5,656,064
2,000,000	AAA	Cincinnati, OH, City School District, COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/23	2,142,400
1,750,000	AAA	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,887,340
1,455,000	BBB	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,504,543
2,075,000	NR	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,515,273
1,500,000	Aaa(a)	Hamilton County, OH, Sales Tax Revenue,, Series B, AMBAC-Insured, 5.250% due 12/1/18	1,585,005
1,240,000	AAA	Jackson, OH, Local School District, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	1,334,178
715,000	AAA	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	773,001
1,410,000	Aaa(a)	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/16 (d)	1,527,524
2,775,000	AA	Montgomery County, OH, Revenue, Catholic Health Initiatives, Call 9/1/11 @ 100, 5.500% due 9/1/14 (d)	2,995,418
5,000,000	BBB-	Ohio State Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	5,144,050
		Ohio State Building Authority, Series A:
3,000,000	AAA	Call 10/1/09 @ 101, 5.375% due 10/1/14 (d)	3,164,070
3,600,000	AAA	State Facilities-Administration Building Fund, FSA-Insured, Call 10/1/11 @ 100, 5.500% due 10/1/14 (d)	3,890,628
		Ohio State Department of Administrative Services, COP, Administrative Knowledge System, Series A, MBIA-Insured:
1,500,000	AAA	5.000% due 9/1/15	1,618,620
500,000	AAA	5.000% due 9/1/16	538,090

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Ohio - 5.6% (continued)
		Ohio State Water Development Authority Revenue:
$3,300,000	AAA	9.375% due 12/1/10 (b)	$3,630,495
540,000	AAA	Safe Water, Series 3, 9.000% due 12/1/10 (b)	587,990

		Total Ohio	40,494,689

Oklahoma - 0.7%
2,750,000	AA	Oklahoma DFA Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	2,895,282
1,725,000	AAA	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (c)	1,845,181

		Total Oklahoma	4,740,463

Oregon - 1.9%
1,000,000	AA-	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,083,870
		Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.125% due 9/1/22 (d)	1,060,950
560,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	610,204
3,320,000	Aa2(a)	Multnomah County, OR, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (d)	3,478,762
		Oregon State Department Administrative Services Lottery Revenue:
1,375,000	AAA	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14 (d)	1,492,549
3,500,000	AAA	Series B, 5.250% due 4/1/15	3,647,700
2,065,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	2,160,775

		Total Oregon	13,534,810

Pennsylvania - 12.0%
3,000,000	AAA	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	3,227,160
22,345,000	AAA	Allegheny County, PA, Sanitation Authority, Sewer Revenue, Refunding Series A, MBIA-Insured, 5.000% due 12/1/22 (e)	23,918,535
1,890,000	BBB-	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (c)	1,963,672
2,500,000	Aaa(a)	Central Bucks, PA, School District, FGIC-Insured, 5.500% due 5/15/19	2,722,075
1,070,000	A	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,156,221
680,000	NR	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	676,641
6,880,000	AAA	Delaware River Port Authority PA & NJ Refunding - Port District Project - Series A, 5.50% due 1/1/14*	7,472,368
2,500,000	Aaa(a)	Easton, PA, Area School District, Series 2005, FSA-Insured, 7.500% due 4/1/21	3,206,000
1,750,000	AAA	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,885,292
2,000,000	AAA	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,135,740
		Pennsylvania State Higher EFA, Health Services Revenue, Series A:
1,000,000	A+	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,104,870
3,330,000	AAA	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,442,554
		Pennsylvania State, Second Series:
5,000,000	AAA	Call 10/1/09 @ 101, 5.750% due 10/1/17 (d)	5,321,950
4,000,000	AAA	Call 5/1/12 @ 100, 5.500% due 5/1/15 (d)	4,357,000
		Philadelphia, PA:
2,000,000	AAA	GO, FSA-Insured, 5.250% due 9/15/18	2,113,000
		School District:
		Series A, FSA-Insured, Call 2/1/12 @ 100:
2,000,000	AAA	5.500% due 2/1/20 (d)	2,170,900
1,865,000	AAA	5.500% due 2/1/21 (d)	2,024,364

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pennsylvania - 12.0% (continued)
$2,000,000	AAA	Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (d)	$2,198,620
1,000,000	AAA	Philadelphia, PA, Authority for Industrial Development, Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,080,980
2,000,000	AAA	Philadelphia, PA, Authority for Industrial Development, Series B, 5.500% due 10/1/15	2,170,120
		Philadelphia, PA, Gas Works Revenue, Third Series, Call 8/1/11 @ 100:
1,675,000	AAA	5.500% due 8/1/17 (d)	1,805,884
3,240,000	AAA	FSA-Insured, 5.500% due 8/1/19 (d)	3,493,174
		Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured:
2,000,000	AAA	5.625% due 9/1/15	2,114,660
1,500,000	AAA	5.625% due 9/1/19	1,582,470
1,005,000	NR	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	1,089,430
1,445,000	AA	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,558,158
920,000	AAA	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	1,141,361
310,000	AAA	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	329,859

		Total Pennsylvania	87,463,058

Rhode Island - 0.6%
1,000,000	AAA	Cranston, RI, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (d)	1,083,560
1,000,000	AAA	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,076,010
2,000,000	Aaa(a)	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	2,135,540

		Total Rhode Island	4,295,110

South Carolina - 1.4%
710,000	AAA	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	779,076
		Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
1,000,000	AA-	5.875% due 12/1/19 (d)	1,123,060
3,000,000	AA-	6.000% due 12/1/21 (d)	3,388,920
4,530,000	AAA	South Carolina Transportation Infrastructure Bank Revenue, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (d)	4,680,804

		Total South Carolina	9,971,860

South Dakota - 0.4%
2,635,000	Aa2(a)	Minnehaha County, SD, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (d)	2,803,113

Tennessee - 1.5%
5,000,000	AAA	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23	5,329,400
200,000	Aaa(a)	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	215,956
2,000,000	A	Memphis, TN, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (d)	2,058,240
		Memphis-Shelby County, TN:
1,000,000	AAA	Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)	1,075,200
2,000,000	AAA	Sports Authority Inc. Revenue, Memphis Arena Project, Series A, 5.500% due 11/1/18	2,177,140

		Total Tennessee	10,855,936

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 15.3%
		Austin, TX:
$1,000,000	BBB-	Convention Enterprises Inc., Convention Center, First Tier, Series A, Call 1/1/11 @ 100, 6.600% due 1/1/21 (d)	$1,105,530
2,620,000	AAA	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (d)	2,740,913
700,000	Aaa(a)	Bexar County, TX, Housing Finance Corp. MFH Revenue, Series A, The Waters at Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	718,529
35,000	AAA	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (b)	40,636
3,000,000	CCC+	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 5/1/29 (c)(f)(h)	3,030,450
1,845,000	AAA	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	1,985,773
		El Paso County, TX, Housing Finance Corp.:
415,000	A3(a)	La Plaza Apartments, 6.700% due 7/1/20	435,526
		MFH Revenue, Series A, American Village Communities:
1,250,000	A3(a)	6.250% due 12/1/20	1,324,475
1,000,000	A3(a)	6.250% due 12/1/24	1,059,580
		Fort Bend, TX, ISD, PSFG:
390,000	AAA	5.500% due 2/15/16	404,372
610,000	AAA	Call 2/15/09 @ 100, 5.500% due 2/15/16 (d)	633,235
2,000,000	Aa2(a)	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (d)	2,178,780
5,000,000	BBB-	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 5/1/25 (c)(f)(h)	5,619,050
		Harlandale, TX:
10,000	AAA	GO, ISD, Refunding, PSFG-Insured, Unrefunded Balance, 6.000% due 8/15/16	10,767
990,000	AAA	ISD, Refunding, PSFG-Insured, Call 8/15/10 @ 100, 6.000% due 8/15/16 (d)	1,069,101
		Harris County, TX, Houston Sports Authority Revenue, Series G:
1,125,000	AAA	5.250% due 11/15/16	1,199,340
3,000,000	AAA	MBIA-Insured, 5.750% due 11/15/19	3,246,330
2,870,000	AAA	Houston, TX, Airport Systems Revenue, 9.500% due 7/1/10 (b)	3,179,042
		Houston, TX, FSA-Insured:
910,000	AAA	Call 9/1/10 @ 100, 5.750% due 3/1/18 (d)	974,201
90,000	AAA	Unrefunded Balance, 5.750% due 3/1/18	96,095
4,000,000	AAA	Houston, TX, ISD, Refunding, Series A, Call 2/15/09 @ 100, 5.250% due 2/15/18 (d)	4,132,200
		Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien:
1,000,000	AAA	Series A, FSA-Insured, 5.500% due 12/1/17	1,078,680
4,545,000	AAA	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (d)	4,886,102
10,000,000	AAA	Lovejoy, TX, Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/31 (e)	10,618,900
2,670,000	NR	Midlothian, TX, Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21	2,958,226
		Midlothian, TX, ISD:
3,455,000	Aaa(a)	GO, Call 2/15/07 @ 54.303, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17 (d)	1,868,395
60,000	Aaa(a)	Unrefunded Balance, Refunding, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17	32,447
1,800,000	AAA	Montgomery, TX, GO, ISD, PSFG, Call 2/15/11 @ 100, 5.500% due 2/15/17 (d)	1,918,980
1,230,000	A	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,441,388
755,000	Aaa(a)	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	843,456
		Port Arthur, TX, ISD, GO, School Building, AMBAC-Insured:
1,555,000	AAA	5.000% due 2/15/21	1,661,689
1,505,000	AAA	5.000% due 2/15/22	1,605,895
1,500,000	AAA	5.000% due 2/15/23	1,598,220

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas - 15.3% (continued)
$20,000,000	AA	San Antonio, TX, Electric & Gas Revenue, Systems, Series A, 5.000% due 2/1/23 (e)	$21,430,200
365,000	AAA	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	387,513
		Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue:
4,000,000	AA-	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,399,720
2,000,000	A2(a)	Call 11/15/10 @ 101, 6.625% due 11/15/20 (d)	2,228,360
110,000	AAA	Tarrant County, TX, Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	118,499
5,000,000	AA	Texas State, GO, Transportation Cummunication-Mobility Fund, 5.000% due 4/1/21	5,366,850
2,000,000	AAA	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, Call 2/15/12 @ 100, 5.500% due 8/15/18 (d)	2,172,080
3,500,000	AAA	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17	3,659,250
2,000,000	AAA	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (d)	2,142,560
2,150,000	AAA	Waco, TX, Health Facilities Developmental Corp., FHA Insured Mortgage Revenue, Hillcrest Health Systems Project, Series A, MBIA-Insured, 5.000% due 2/1/20	2,294,867
1,000,000	AAA	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, 5.375% due 8/1/19	1,069,000

		Total Texas	110,965,202

Utah - 1.2%
		Intermountain Power Agency Utah:
830,000	AAA	Power Supply Revenue, Series B, Call 7/1/07 @ 102, MBIA-Insured, 5.750% due 7/1/19 (d)	855,133
1,670,000	AAA	Unrefunded, Series B, MBIA-Insured, 5.750% due 7/1/19	1,720,150
		Provo, UT, Electric Revenue:
895,000	AAA	10.125% due 4/1/15 (b)	1,127,727
970,000	AAA	MBIA-Insured, 10.125% due 4/1/15 (b)	1,222,229
10,000	AAA	Series A, AMBAC-Insured, 10.375% due 9/15/15 (b)	12,916
1,500,000	AAA	Salt Lake County, UT, Hospital Revenue, IHC Health Services, Inc., AMBAC-Insured, 5.500% due 5/15/13	1,612,425
		Spanish Fork City, UT, Water Revenue:
240,000	Aaa(a)	FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (d)	261,727
760,000	Aaa(a)	Unrefunded Balance, FSA-Insured, 5.500% due 6/1/17	826,857
1,000,000	AAA	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, Call 8/1/11 @ 100, 5.500% due 8/1/18 (d)	1,078,140

		Total Utah	8,717,304

Vermont - 0.2%
1,415,000	BBB	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	1,447,658

Virginia - 2.1%
1,445,000	AA	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,550,658
1,305,000	AA	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,438,710
1,000,000	AAA	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (c)	1,024,120
750,000	A	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	802,313
1,750,000	AA+	Virginia State Public Building Authority, Public Facilities Revenue, Series A, Call 8/1/10 @ 100, 5.750% due 8/1/20 (d)	1,870,855

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Virginia - 2.1% (continued)
$5,035,000	AAA	Virginia State Resources Authority, Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.400% due 10/1/18 (d)	$5,345,710
3,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,049,860

		Total Virginia	15,082,226

Washington - 1.3%
4,000,000	AAA	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, Series A, 5.500% due 7/1/14	4,338,320
2,000,000	AAA	Pierce County, WA, School District North 10 Tacoma, FGIC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/14 (d)	2,152,760
		Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	AAA	6.000% due 6/1/17	1,831,397
1,000,000	AAA	5.375% due 6/1/19	1,061,300

		Total Washington	9,383,777

Wisconsin - 1.3%
40,000	AAA	Oshkosh, WI, Hospital Facility Revenue, Mercy Medical Center, Call 7/1/07 @ 100, 7.375% due 7/1/09 (d)	40,733
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Health Care, Inc., 6.000% due 7/1/17	1,067,920
4,500,000	AAA	Prohealth Care Inc. Obligation Group, AMBAC-Insured, 5.000% due 8/15/19	4,642,200
1,500,000	A-	Wheaton Franciscan Services, Inc., Call 2/15/12 @ 101, 6.000% due 8/15/15 (d)	1,670,280
2,000,000	AA-	Wisconsin State, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (d)	2,141,720

		Total Wisconsin	9,562,853

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $708,492,724)	728,600,223

SHORT-TERM INVESTMENTS(k) - 0.1%
Arizona - 0.0%
195,000	A-1+	Phoenix, AZ, IDA, Revenue, Valley of The Sun YMCA Project, LOC-Bank of America, 4.000%, 1/2/07	195,000

Colorado - 0.1%
265,000	VMIG1(a)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, Series A-1, LOC-Bank of America, 4.000%, 1/2/07	265,000

Illinois - 0.0%
100,000	A-1+	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, SPA-UBS AG, 4.000%, 1/2/07	100,000

Texas - 0.0%
200,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, Refunding, Methodist Hospital Systems, Series A, 3.990%, 1/2/07	200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $760,000)	760,000

		TOTAL INVESTMENTS - 100.9% (Cost - $709,252,724)	729,360,223
		Liabilities in Excess of Other Assets - (0.9)%	(6,252,343)

		TOTAL NET ASSETS - 100.0%	$723,107,880

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	December 31, 2006

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(g)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(h)	Maturity date shown represents the mandatory tender date.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rating by Fitch Ratings Service.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

*	Security represents participation in a trust that issued inverse floaters and secured borrowings.

**	Inverse floating rate security for which the stated interest rate represents the rate in effect at December 31, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 15 and 16 for definitions of ratings.

Abbreviations used in this schedule:
ACA	— American Capital Assurance	IBC	— Insured Bond Certificates
AMBAC	— Ambac Assurance Corporation	IDA	— Industrial Development Authority
CBI	— Certificate of Bond Insurance	IFA	— Industrial Finance Agency
COP	— Certificate of Participation	INDLC	— Industrial Indemnity Company
DFA	— Development Finance Agency	ISD	— Independent School District
EDA	— Economic Development Authority	LOC	— Letter of Credit
EFA	— Educational Facilities Authority	MBIA	— Municipal Bond Investors Assurance Corporation
FGIC	— Financial Guaranty Insurance Company	MFH	— Multi-Family Housing
FHA	— Federal Housing Administration	PCR	— Pollution Control Revenue
FNMA	— Federal National Mortgage Association	PSF	— Permanent School Fund
FSA	— Financial Security Assurance	PSFG	— Permanent School Fund Guaranty
GAN	— Grant Anticipation Notes	Q-SBLF	— Qualified School Board Loan Fund
GNMA	— Government National Mortgage Association	RITES	— Residual Interest Tax-Exempt Securities
GO	— General Obligation	Radian	— Radian Assets Assurance
GTD	— Guaranteed	SPA	— Standby Bond Purchase Agreement
HDC	— Housing Development Corporation	USD	— Unified School District
HEFA	— Health & Educational Facilities Authority	VA	— Veterans Administration
HFA	— Housing Finance Authority	XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry*
Pre-Refunded	29.0%
General Obligation	10.0
Utilities	9.0
Hospitals	8.1
Escrowed to Maturity	7.7
Transportation	6.6
Water & Sewer	6.4
Public Facilities	6.4
Education	3.6
Life Care Systems	3.0
Tax Allocation	2.3
Pollution Control	2.1
Tobacco	1.6
Miscellaneous	1.2
Industrial Development	1.1
Other	1.9

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (formerly known as Legg Mason Partners Limited Term Municipals Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease. Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate taxexempt municipal bonds purchased by the Fund. The trust then typically issues two traunches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two traunches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust.

As of December 31, 2006, the Fund held $32,455,988 of municipal bonds that represent participation in four trusts which issued $17,440,000 of secured borrowings. Also, as of December 31, 2006 the Fund held an inverse floater that was acquired in the secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,864,601
Gross unrealized depreciation	(1,757,102)

Net unrealized appreciation	$20,107,499

At December 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	760	3/07	$82,552,736	$81,676,250	$876,486

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007